COMMITMENTS AND CONTINGENCIES (Details) $ in Millions		1 Months Ended	6 Months Ended
	Jan. 31, 2014 USD ($)	Sep. 26, 2016 USD ($)	Jun. 30, 2016 Claim	Dec. 31, 2015 Claim
Loss Contingencies [Line Items]
Number of claims filed | Claim			0	0
Gulf Navigation Holding PJSC [Member]
Loss Contingencies [Line Items]
Period of charter			6 years
Damages awarded	$ 10.2
Gulf Navigation Holding PJSC [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Settlement amount		$ 5.3